SIGNIFICANT ACCOUNTING POLICIES - Functional currency and foreign currency translation, Convenience translation, Financing receivables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Functional currency and foreign currency translation
Foreign currency translation adjustments, net of nil tax	$ 93	¥ 643	¥ (31,893)	¥ 1,908
Convenience translation
Translation rate	6.8755	6.8755
Activities of the Group's obligations associated with the Risk Safeguard Fund
Fair value of Risk Safeguard Fund payable at inception of new loans		¥ 782,477
Release of Risk Safeguard Fund payable upon the Borrowers' repayment		(196,332)
Contingent liability		65,137
Payouts during the year		(454,126)
Recoveries during the year		259,120
Ending balances		¥ 456,276
Minimum
Presentation for on-and off-balance sheet loans
Investor period term	7 days	7 days
Maximum
Presentation for on-and off-balance sheet loans
Investor period term	36 months	36 months